Securities at amortized cost - Changes in carrying amount of securities at amortized cost (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		₩ 437,012,684
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Ending balance		456,607,279	₩ 437,012,684
Securities at amortized cost
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		28,276,901	17,091,509	₩ 17,025,405
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		4,244,256	16,873,194	6,435,692
Disposal / Repayment		(8,727,124)	(5,871,234)	(6,425,408)
Amortization based on effective interest method		167,219	86,212	14,810
Others	[1]	48,861	97,220	41,010
Ending balance		24,010,113	28,276,901	17,091,509
Securities at amortized cost | Stage 1
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		28,276,901	17,091,509	17,025,405
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		4,244,256	16,873,194	6,435,692
Disposal / Repayment		(8,727,124)	(5,871,234)	(6,425,408)
Amortization based on effective interest method		167,219	86,212	14,810
Others	[1]	48,861	97,220	41,010
Ending balance		24,010,113	28,276,901	17,091,509
Securities at amortized cost | Stage 2
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Repayment		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Securities at amortized cost | Stage 3
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Repayment		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc.